Segment and Geographic Information - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,220	$ 714
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	628	444
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	438	197
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 154	$ 73